Accounts Receivable, Net - Schedule of Movement of the Allowance for Expected Credit Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Movement of the Allowance for Expected Credit Loss [Abstract]
Balance as of the beginning of the period / year	$ (10,265)	$ (7,299)	$ (7,299)
Expected credit loss provision	(10,359)		(3,288)
Exchange difference	1,711		322
Balance as of the end of the period / year	$ (18,913)		$ (10,265)